Accounts receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable, Net, Current [Abstract]
Allowance for doubtful accounts receivables	$ 39,000,000	$ 16,000,000	$ 27,000,000
Accounts receivables, net	0	78,000,000
Bad debt expense	$ 0	$ 0	$ 0